2 Summary of Significant Accounting Policies (Tables) (Q2)	15 Months Ended	18 Months Ended
	Mar. 31, 2014	Jun. 30, 2014 Quarter 2 [Member]
Common Stock Equivalents
	2013	2012

Convertible Debt (Exercise price - $0.25/share)	8,976,532	-
Stock Warrants (Exercise price - $0.001 - $0.375/share)	4,338,884	-
Stock Options (Exercise price - $0.375/share)	300,000	-
Unvested stock - Chief Executive Officer	750,000	-
Total	14,365,416	-

	June 30,
	2014	2013

Convertible Debt (Exercise price - $0.25/share)	18,056,932	—
Stock Warrants (Exercise price - $0.001 - $0.375/share)	9,728,984	—
Stock Options (Exercise price - $0.375/share)	200,000	—
Total	27,985,916	—